Subsequent Events - Additional Information (Detail) - Asset-Backed Securities [Member] - CNY (¥) ¥ in Thousands	Feb. 28, 2026	Sep. 30, 2025	Mar. 31, 2025
Subsequent Event [Line Items]
Debt Instrument, Face Amount		¥ 710,000	¥ 895,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	¥ 1,300,000